Employee benefits expense - Summary of Employee Benefits Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Classes of employee benefits expense [abstract]
Salaries, wages and bonus	₨ 1,840	$ 24	₨ 949	₨ 785
Contribution to provident and other funds	88	1	50	37
Share based payments (refer note 42)	2,410	32	203	72
Gratuity expense (refer note 40)	31	0	15	13
Staff welfare expenses	132	2	42	44
Total	₨ 4,501	$ 59	₨ 1,259	₨ 951